EXPENSES FROM ORDINARY ACTIVITIES (Detail Textuals) - AUD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Expenses by nature [abstract]
Other income	[1]	$ 3,125,775	$ 3,022,673	$ 4,753,697
Percentage of research and development activities tax offset incentive for eligible expenditure		43.50%

[1]	The Company's research and development activities are eligible for a 43.5% offset under an Australian Government tax incentive for eligible expenditure from 1 July 2011. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. For the year ended 30 June 2018 the Company has recorded an item in other income of A$3,125,775 (2017: A$3,022,673) to recognise this amount which relates to this financial year.